Share capital	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Share capital	Share capital
        The Company can acquire up to 10% of its outstanding ordinary shares (by way of redemption), in accordance with Irish law, the United States securities laws, and the Company’s constitutional documents through open market share acquisitions.

        On January 8, 2019, the Company commenced a share buyback program of up to 1.0 million ordinary shares which was completed during the year ended December 31, 2019 for total consideration of $141.6 million. On October 22 2019, the Company commenced a further share buyback program. At December 31, 2019 35,100 ordinary shares were redeemed for a total consideration of $5.3 million.

        During the six months ended June 30, 2020 1,235,218 ordinary shares were redeemed by the Company under this buyback program for a total consideration of $175.0 million.

        The buyback program gives a broker authority to acquire the Company’s ordinary shares from time to time on the open market in accordance with agreed terms and limitations. All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to an other undenominated capital reserve as required under Irish Company Law.